Consolidated Statement of Changes in Equity (Deficiency) - CAD ($)	Number of Common shares [Member]	Subscriptions Receivable [Member]	Shares Issuable [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]	Deficiency Attributable to Shareholders of the Company [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2018	$ 16,876,382	$ (30,000)		$ 2,089,462	$ (19,009,676)	$ (354,227)	$ (428,059)	$ 162,471	$ (265,588)
Balance, shares at Dec. 31, 2018	93,389,446
Warrants issued				608,440			608,440		608,440
Obligation to issue warrants				180,714			180,714		180,714
Extinguishment of convertible debenture				(574,895)			(574,895)		(574,895)
Adjustment on acquisition of controlled subsidiary					(106,990)		(106,990)	869	(106,121)
Adjustment on disposition of controlled subsidiary					508,444		508,444	(178,047)	330,397
Net loss					(4,977,237)		(4,977,237)	(3,170,031)	(8,147,268)
Other comprehensive income (loss)						(155,147)	(155,147)	(172,549)	(327,696)
Balance at Dec. 31, 2019	$ 16,876,382	(30,000)		2,303,721	(23,585,459)	(509,374)	(4,944,730)	(3,357,287)	(8,302,017)
Balance, shares at Dec. 31, 2019	93,389,446
Warrants expired				(597,632)	597,632
Shares issued as penalty to the convertible debt lenders	$ 24,286						24,286		24,286
Shares issued as penalty to the convertible debt lenders (shares)	714,286
Net loss					(2,364,633)		(2,364,633)	(1,309,671)	(3,674,304)
Other comprehensive income (loss)						373,945	373,945	134,501	508,446
Balance at Dec. 31, 2020	$ 16,900,668	(30,000)		1,706,089	(25,352,460)	(135,429)	(6,911,132)	(4,532,457)	(11,443,589)
Balance, shares at Dec. 31, 2020	94,103,732
Warrants expired				(33,545)	33,545
Adjustment on acquisition of controlled subsidiary	$ 569,520				(2,742,984)	144,730	(2,028,734)	1,992,491	(36,243)
Adjustment on acquisition of controlled subsidiary (shares)	6,300,000
Adjustment on disposition of controlled subsidiary								(78)	(78)
Units issued for cash - bonds attached	$ 12,760	(11,600)		6,448			7,608		7,608
Units issued for cash - bonds attached (shares)	69,850
Share issuance costs	$ (1,542)						(1,542)		(1,542)
Shares issuable for vested PSU's			$ 130,000				130,000		130,000
Net loss					(4,185,480)		(4,185,480)	(408,808)	(4,594,288)
Other comprehensive income (loss)						1,016,895	1,016,895	123,022	1,139,917
Balance at Dec. 31, 2021	$ 17,481,406	$ (41,600)	$ 130,000	$ 1,678,992	$ (32,247,379)	$ 1,026,196	$ (11,972,385)	$ (2,825,830)	$ (14,798,215)
Balance, shares at Dec. 31, 2021	100,473,582